UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Dynamic Convertible and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (21.6%)
	Consumer Discretionary (6.5%)
200,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	$212,272
350,000	Beverages & More, Inc.* 11.500%, 06/15/22	333,058
670,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	693,303
540,000	Century Communities, Inc.* 5.875%, 07/15/25	542,136
2,499,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	2,681,914
	DISH DBS Corp.
1,020,000	6.750%, 06/01/21	1,128,141
530,000	5.875%, 11/15/24^	576,417
1,000,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	1,044,370
2,189,000	GameStop Corp.*^ 6.750%, 03/15/21	2,270,573
4,499,000	Golden Nugget, Inc.* 8.500%, 12/01/21	4,775,576
6,036,000	Goodyear Tire & Rubber Companyµ 8.750%, 08/15/20	7,090,942
4,998,000	MGM Resorts International 6.750%, 10/01/20	5,561,949
1,460,000	Neiman Marcus Group Ltd., LLC*^ 8.000%, 10/15/21	813,950
3,283,000	Netflix, Inc. 5.500%, 02/15/22	3,570,263
	PetSmart, Inc.*^
175,000	5.875%, 06/01/25	168,583
165,000	8.875%, 06/01/25	156,234
	Rite Aid Corp.
565,000	6.125%, 04/01/23*^	561,412
415,000	7.700%, 02/15/27	413,060
610,000	Salem Media Group, Inc.*^ 6.750%, 06/01/24	634,217
		33,228,370

	Consumer Staples (0.3%)
400,000	Fresh Market, Inc.* 9.750%, 05/01/23	329,048
1,150,000	JBS USA LUX SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	1,172,764
		1,501,812

	Energy (1.3%)
285,000	Carrizo Oil & Gas, Inc. 8.250%, 07/15/25	300,547
665,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	620,787
550,000	Laredo Petroleum, Inc. 6.250%, 03/15/23	566,888
4,998,000	SESI, LLCµ 6.375%, 05/01/19	5,003,223
		6,491,445
PRINCIPAL AMOUNT		VALUE
	Financials (1.1%)
	Ally Financial, Inc.µ
1,117,000	6.250%, 12/01/17	$1,132,861
925,000	8.000%, 11/01/31	1,151,602
200,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	205,904
575,000	AssuredPartners, Inc.* 7.000%, 08/15/25	581,497
515,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	574,640
270,000	HUB International, Ltd.* 7.875%, 10/01/21	282,740
800,000	Jefferies Finance, LLC* 7.250%, 08/15/24	802,328
405,000	Navient Corp. 6.750%, 06/25/25	426,103
200,000	Oil Insurance, Ltd.*‡ 4.278%, 12/29/49 3 mo. USD LIBOR + 2.98%	182,113
180,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	182,928
		5,522,716

	Health Care (3.6%)
	Community Health Systems, Inc.
1,200,000	7.125%, 07/15/20^	1,162,986
325,000	6.875%, 02/01/22	277,604
5,898,000	Endo International, PLC*µ^ 7.250%, 01/15/22	5,858,985
355,000	Greatbatch, Ltd.* 9.125%, 11/01/23	390,044
7,498,000	Tenet Healthcare Corp. 6.750%, 02/01/20	7,879,236
825,000	Valeant Pharmaceuticals International, Inc.*^ 7.250%, 07/15/22	780,594
1,799,000	VPII Escrow Corp.*^ 7.500%, 07/15/21	1,751,920
		18,101,369

	Industrials (2.1%)
245,000	Covanta Holding Corp. 5.875%, 03/01/24	239,834
140,000	DAE Funding, LLC* 5.000%, 08/01/24	143,037
305,000	Great Lakes Dredge & Dock Co.* 8.000%, 05/15/22	312,363
70,000	Hertz Corp.*^ 7.625%, 06/01/22	69,270
155,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	161,775
2,083,000	Michael Baker International, LLC* 8.250%, 10/15/18	2,079,376
3,999,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	4,154,201
	United Rentals North America, Inc.
2,365,000	7.625%, 04/15/22^	2,474,440
350,000	4.875%, 01/15/28	350,875

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
520,000	United States Steel Corp.* 8.375%, 07/01/21	$576,142
		10,561,313

	Information Technology (1.0%)
2,177,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	2,217,645
330,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	348,926
170,000	CDK Global, Inc.*µ 4.875%, 06/01/27	174,946
	Clear Channel Worldwide Holdings, Inc.
390,000	7.625%, 03/15/20^	391,324
145,000	7.625%, 03/15/20	146,094
1,500,000	First Data Corp.* 7.000%, 12/01/23	1,619,482
305,000	VFH Parent, LLC* 6.750%, 06/15/22	320,250
		5,218,667

	Materials (2.8%)
630,000	ArcelorMittal, SA 7.500%, 10/15/39	743,825
2,999,000	Constellium, NV*^ 8.000%, 01/15/23	3,172,942
1,335,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	1,305,283
3,499,000	Huntsman International, LLC 5.125%, 11/15/22	3,727,065
200,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	199,495
4,998,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	5,297,430
		14,446,040

	Real Estate (0.0%)
16,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	16,837
140,000	M/I Homes, Inc.* 5.625%, 08/01/25	141,400
		158,237

	Telecommunication Services (2.5%)
1,187,000	Embarq Corp.µ 7.995%, 06/01/36	1,208,841
1,699,000	Frontier Communications Corp. 9.000%, 08/15/31	1,384,014
	Intelsat Jackson Holdings, SA
300,000	7.500%, 04/01/21	285,000
280,000	9.750%, 07/15/25*^	289,545
255,000	8.000%, 02/15/24*	277,179
7,898,000	Sprint Corp.^ 7.625%, 02/15/25	8,918,698
225,000	Windstream Corp. 7.750%, 10/15/20	216,796
245,000	Windstream Services, LLC 7.750%, 10/01/21	220,592
		12,800,665

	Utilities (0.4%)
	NGPL PipeCo, LLC*
150,000	4.875%, 08/15/27	154,782
PRINCIPAL AMOUNT			VALUE
150,000		4.375%, 08/15/22	$154,310
1,392,000		NRG Energy, Inc.^ 7.875%, 05/15/21	1,438,938
			1,748,030

		Total Corporate Bonds (Cost $107,689,658)	109,778,664

CONVERTIBLE BONDS (89.2%)
		Consumer Discretionary (16.4%)
4,500,000		CalAtlantic Group, Inc. 1.250%, 08/01/32	4,498,650
		Ctrip.com International, Ltd.
2,000,000		1.000%, 07/01/20	2,444,070
1,920,000		1.250%, 09/15/22*	2,175,178
6,000,000		DISH Network Corp.*^ 2.375%, 03/15/24	6,424,290
4,746,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	5,160,397
		Liberty Interactive, LLC
3,450,000		1.750%, 09/30/46*	4,284,400
526,000		4.000%, 11/15/29	359,308
		Liberty Media Corp.
5,825,000		1.375%, 10/15/23^	7,381,819
3,400,000		2.250%, 09/30/46*	3,657,788
3,500,000		Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	3,964,222
3,400,000		Macquarie Infrastructure Corp.^ 2.000%, 10/01/23	3,368,550
9,125,000		Priceline Group, Inc.µ^ 0.900%, 09/15/21	10,939,826
19,950,000		Tesla, Inc.µ 1.250%, 03/01/21	21,906,895
3,750,000		Toll Brothers Finance Corp.µ 0.500%, 09/15/32	3,748,275
2,750,000		Weatherford International, Ltd.^ 5.875%, 07/01/21	2,917,942
			83,231,610

		Energy (2.8%)
6,750,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	5,316,334
4,850,000		PDC Energy, Inc. 1.125%, 09/15/21	4,581,237
4,700,000		SM Energy Company^ 1.500%, 07/01/21	4,416,637
			14,314,208

		Financials (5.6%)
7,500,000		Ares Capital Corp.µ^ 4.375%, 01/15/19	7,721,925
1,500,000		Blackstone Mortgage Trust, Inc. 4.375%, 05/05/22	1,533,833
2,000,000		Colony Capital, Inc. 3.875%, 01/15/21	2,055,640
4,150,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	3,294,036
2,200,000		Jefferies Group, Inc.µ 3.875%, 11/01/29	2,214,718
2,900,000		MGIC Investment Corp.*µ^ 9.000%, 04/01/63	3,851,925
		Prospect Capital Corp.µ^
2,300,000		5.750%, 03/15/18	2,362,422

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,000,000	4.750%, 04/15/20	$2,028,670
3,450,000	TCP Capital Corp.*µ^ 4.625%, 03/01/22	3,548,239
		28,611,408

	Health Care (13.3%)
1,600,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	1,419,616
	BioMarin Pharmaceutical, Inc.
3,400,000	1.500%, 10/15/20^	4,013,836
2,900,000	0.750%, 10/15/18	3,200,687
3,500,000	Dexcom, Inc.* 0.750%, 05/15/22	3,466,278
4,165,000	Emergent Biosolutions, Inc. 2.875%, 01/15/21	5,637,390
3,350,000	Evolent Health, Inc.* 2.000%, 12/01/21	4,280,479
2,250,000	Flexion Therapeutics, Inc.* 3.375%, 05/01/24	2,491,898
4,500,000	Hologic, Inc.µ^** 2.000%, 03/01/42	6,448,050
3,450,000	Insulet Corp.* 1.250%, 09/15/21	3,764,950
4,500,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	4,855,635
2,555,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	3,296,870
4,500,000	Jazz Investments I, Ltd.µ^ 1.875%, 08/15/21	4,934,767
1,500,000	Medicines Company^ 2.750%, 07/15/23	1,597,920
5,250,000	Medidata Solutions, Inc. 1.000%, 08/01/18	7,258,492
2,750,000	Molina Healthcare, Inc.µ^ 1.625%, 08/15/44	3,450,026
1,750,000	Neurocrine Biosciences, Inc.*^ 2.250%, 05/15/24	1,789,699
4,550,000	NuVasive, Inc. 2.250%, 03/15/21	5,684,429
		67,591,022

	Industrials (8.2%)
3,350,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	3,807,978
2,500,000	Air Lease Corp. 3.875%, 12/01/18	3,616,500
3,300,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,675,474
5,800,000	Dycom Industries, Inc.^ 0.750%, 09/15/21	6,819,872
	Greenbrier Companies, Inc.
3,500,000	2.875%, 02/01/24*^	3,799,775
1,750,000	3.500%, 04/01/18	2,315,145
2,250,000	Kaman Corp.* 3.250%, 05/01/24	2,356,448
6,750,000	Pacira Pharmaceuticals, Inc.*^ 2.375%, 04/01/22	6,817,939
3,500,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	4,312,962
3,400,000	Tutor Perini Corp. 2.875%, 06/15/21	3,911,224
		41,433,317
PRINCIPAL AMOUNT		VALUE
	Information Technology (38.9%)
4,435,000	Citrix Systems, Inc.µ^ 0.500%, 04/15/19	$5,274,989
3,400,000	Cypress Semiconductor Corp.^ 4.500%, 01/15/22	4,304,859
6,700,000	Finisar Corp.*^ 0.500%, 12/15/36	6,710,519
7,175,000	Inphi Corp.*^ 0.750%, 09/01/21	7,267,701
	Intel Corp.µ
5,900,000	3.250%, 08/01/39	10,190,627
5,200,000	3.493%, 12/15/35^~	7,052,006
2,500,000	Knowles Corp.^ 3.250%, 11/01/21	2,787,900
7,000,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	8,716,470
12,000,000	Microchip Technology, Inc.*^~ 1.625%, 02/15/27	13,301,040
3,850,000	Micron Technology, Inc.~ 3.125%, 05/01/32	11,159,379
3,500,000	Nice Systems, Inc.*^ 1.250%, 01/15/24	3,793,160
2,675,000	Novellus Systems, Inc.µ~ 2.625%, 05/15/41	12,647,360
2,525,000	NXP Semiconductors, NVµ 1.000%, 12/01/19	3,024,710
	ON Semiconductor Corp.^
6,500,000	1.000%, 12/01/20µ	6,995,722
3,500,000	1.625%, 10/15/23*	3,627,925
3,500,000	OSI Systems, Inc.* 1.250%, 09/01/22	3,531,833
3,375,000	Palo Alto Networks, Inc.^ 0.000%, 07/01/19	4,387,770
3,250,000	Pandora Media, Inc. 1.750%, 12/01/20	3,089,353
4,750,000	Proofpoint, Inc.^ 0.750%, 06/15/20	5,928,190
7,000,000	Realpage, Inc.* 1.500%, 11/15/22	7,960,750
2,625,000	Red Hat, Inc.µ^ 0.250%, 10/01/19	3,724,271
3,275,000	Rovi Corp.^ 0.500%, 03/01/20	3,288,821
7,700,000	Salesforce.com, Inc.µ^ 0.250%, 04/01/18	10,668,388
3,500,000	Servicenow, Inc.*^ 0.000%, 06/01/22	3,652,845
3,500,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	3,793,808
3,000,000	Square, Inc.* 0.375%, 03/01/22	3,969,270
9,600,000	SunEdison, Inc.*@ 0.250%, 01/15/20	224,304
2,482,000	Synaptics, Inc.*^ 0.500%, 06/15/22	2,557,912
4,500,000	Synchronoss Technologies, Inc.^ 0.750%, 08/15/19	4,260,442
3,325,000	Teradyne, Inc.*^ 1.250%, 12/15/23	4,219,292
3,500,000	Veeco Instruments, Inc. 2.700%, 01/15/23	3,758,458
3,500,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	3,770,830
9,200,000	Workday, Inc.^ 0.750%, 07/15/18	11,818,688

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,250,000	Yahoo!, Inc. 0.000%, 12/01/18	$6,205,211
		197,664,803
	Materials (1.4%)
3,000,000	Royal Gold, Inc. 2.875%, 06/15/19	3,333,150
3,200,000	RTI International Metals, Inc. 1.625%, 10/15/19	3,556,000
		6,889,150

	Real Estate (1.9%)
1,500,000	Empire State Realty OP, LP* 2.625%, 08/15/19	1,711,860
3,400,000	Starwood Property Trust, Inc. 4.375%, 04/01/23	3,450,932
4,200,000	Starwood Waypoint Homes* 3.500%, 01/15/22	4,548,474
		9,711,266

	Utilities (0.7%)
3,400,000	NRG Yield, Inc.* 3.250%, 06/01/20	3,395,291

	TOTAL CONVERTIBLE BONDS (Cost $459,073,915)	452,842,075

SYNTHETIC CONVERTIBLE SECURITIES (0.0%) ¤
Corporate Bonds (0.0%)
	Consumer Discretionary (0.0%)
1,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	1,073
1,000	GameStop Corp.*^ 6.750%, 03/15/21	1,037
1,000	Golden Nugget, Inc.* 8.500%, 12/01/21	1,061
2,000	Goodyear Tire & Rubber Companyµ 8.750%, 08/15/20	2,350
2,000	MGM Resorts International 6.750%, 10/01/20	2,226
1,000	Netflix, Inc. 5.500%, 02/15/22	1,088
		8,835

	Energy (0.0%)
2,000	SESI, LLCµ 6.375%, 05/01/19	2,002

	Health Care (0.0%)
2,000	Endo International, PLC*µ^ 7.250%, 01/15/22	1,987
2,000	Tenet Healthcare Corp. 6.750%, 02/01/20	2,101
1,000	VPII Escrow Corp.*^ 7.500%, 07/15/21	974
		5,062

	Industrials (0.0%)
1,000	Michael Baker International, LLC* 8.250%, 10/15/18	998
1,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	1,039
PRINCIPAL AMOUNT		VALUE
1,000	United Rentals North America, Inc.^ 7.625%, 04/15/22	$1,046
		3,083

	Information Technology (0.0%)
1,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	1,019

	Materials (0.0%)
1,000	Constellium, NV*^ 8.000%, 01/15/23	1,058
1,000	Huntsman International, LLC 5.125%, 11/15/22	1,065
2,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	2,120
		4,243

	Telecommunication Services (0.0%)
1,000	Frontier Communications Corp. 9.000%, 08/15/31	815
2,000	Sprint Corp.^ 7.625%, 02/15/25	2,258

		3,073

	Total Corporate Bonds	27,317

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
26 2,600	Call, 10/20/17, Strike $27.00	2,288
25 2,500	Call, 10/20/17, Strike $25.00	3,625
	Total Purchased Options	5,913

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $34,590)	33,230

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (25.5%)
	Energy (3.2%)
61,000	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)µ**~§ 3.399%, 09/15/29	4,661,925
86,450	Hess Corp.^ 8.000%, 02/01/19	4,862,813
46,100	NuStar Energy, LP‡ 8.500%, 12/31/49 3 mo. USD LIBOR + 6.77%	1,223,494
151,075	Southwestern Energy Company 6.250%, 01/15/18	2,089,367

See accompanying Notes to Schedule of Investments

4

Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
66,000	WPX Energy, Inc. 6.250%, 07/31/18	$3,315,180
		16,152,779

	Financials (8.6%)
164,000	Affiliated Managers Group, Inc.µ~ 5.150%, 10/15/37	10,035,160
10,675	Bank of America Corp. 7.250%, 12/31/49	13,856,150
17,347	Virtus Investment Partners, Inc.^ 7.250%, 02/01/20	1,813,108
13,555	Wells Fargo & Companyµ~ 7.500%, 12/31/49	17,994,263
		43,698,681

	Health Care (7.4%)
22,100	Allergan, PLC 5.500%, 03/01/18	19,757,621
210,225	Anthem, Inc.µ 5.250%, 05/01/18	10,822,383
103,500	Becton Dickinson and Company 6.125%, 05/01/20	5,784,615
2,600	Teva Pharmaceutical Industries, Ltd. 7.000%, 12/15/18	1,518,400
		37,883,019

	Industrials (0.7%)
67,000	Rexnord Corp. 5.750%, 11/15/19	3,579,475

	Real Estate (2.1%)
5,177	Crown Castle International Corp.^ 6.875%, 08/01/20	5,525,034
76,025	Welltower, Inc.µ^ 6.500%, 03/03/39	4,972,035
		10,497,069

	Telecommunication Services (0.9%)
44,325	T-Mobile USA, Inc.µ 5.500%, 12/15/17	4,443,581

	Utilities (2.6%)
68,875	DTE Energy Companyµ^ 6.500%, 10/01/19	3,775,858
	NextEra Energy, Inc.^
105,100	6.123%, 09/01/19	5,839,356
55,000	6.371%, 09/01/18µ	3,642,650
		13,257,864
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $130,186,683)	129,512,468

COMMON STOCK (0.6%)
	Health Care (0.6%)
17,157	Illumina, Inc.µ^# (Cost $3,981,899)	2,982,744
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
26 2,600	Put, 10/20/17, Strike $21.00	$2,639
25 2,500	Put, 10/20/17, Strike $19.00	1,250

	Total Purchased Options (Cost $3,770)	3,889

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.0%)
2,593,614	Fidelity Prime Money Market Fund - Institutional Class	2,594,651
2,571,370	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	2,571,370

	Total Short Term Investments (Cost $5,166,021)	5,166,021

TOTAL INVESTMENTS (137.9%) (Cost $706,136,536)		700,319,091

LIABILITIES, LESS OTHER ASSETS (-37.9%)		(192,356,120)

NET ASSETS (100.0%)		$507,962,971

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.2%) #
	Health Care (0.0%)
400 40,000	Flexion Therapeutics, Inc. Call, 10/20/17, Strike $30.00	(104,000)
125 12,500	Illumina, Inc. Call, 09/15/17, Strike $185.00	(57,500)
		(161,500)

	Information Technology (-0.1%)
125 12,500	Alibaba Group Holding, Ltd. Call, 09/15/17, Strike $150.00	(136,875)
400 40,000	Lumentum Holdings, Inc. Call, 09/15/17, Strike $60.00	(286,000)
1,000 100,000	Micron Technology, Inc. Call, 10/20/17, Strike $35.00	(49,500)
150 15,000	Palo Alto Networks, Inc. Call, 09/15/17, Strike $125.00	(172,500)
		(644,875)

	Information Technology (-0.1%)
300 30,000	Lumentum Holdings, Inc. Call, 09/15/17, Strike $65.00	(145,500)

 See accompanying Notes to Schedule of Investments

5

Calamos Dynamic Convertible and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
600 60,000	Square, Inc. Call, 09/15/17, Strike $25.00	$(166,500)
		(312,000)

	Materials (0.0%)
300 30,000	Dycom Industries, Inc. Call, 09/15/17, Strike $100.00	(67,500)
	United States Steel Corp.
26 2,600	Put, 10/20/17, Strike $25.00	(7,774)
25 2,500	Put, 10/20/17, Strike $23.00	(4,600)
		(79,874)

	Total Written Options (Premium $1,158,303)	$(1,198,249)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $134,690,651. $43,312,830 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.
**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $17,321,282.
@	In default status and considered non-income producing.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

6

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost basis of investments	$704,978,233
Gross unrealized appreciation	36,582,445
Gross unrealized depreciation	(42,439,836)
Net unrealized appreciation (depreciation)	$(5,857,391)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $67.5 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $202.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .20% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2017, the average borrowings under the Agreements were $195.0 million. For the period ended July 31, 2017, the average interest rate was 1.92%. As of July 31, 2017, the amount of total outstanding borrowings was $195.0 million ($48.7 million under the BNP Agreement and $146.3 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2017 was 1.27%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2017, the Fund used approximately $137.9 million of its cash collateral to offset the SSB Agreement, representing 19.6% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.99%, which can fluctuate depending on interest rates. As of July 31,

2017, approximately $134.8 million of securities were on loan ($129.0 million of fixed income securities and $5.8 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$109,778,664	$—	$109,778,664
Convertible Bonds	—	452,842,075	—	452,842,075
Synthetic Convertible Securities (Corporate Bonds)	—	27,317	—	27,317
Synthetic Convertible Securities (Purchased Options)	5,913	—	—	5,913
Convertible Preferred Stocks	111,039,525	18,472,943	—	129,512,468
Common Stocks U.S.	2,982,744	—	—	2,982,744
Purchased Options	3,889	—	—	3,889
Short Term Investments	5,166,021	—	—	5,166,021
Total	$119,198,092	$581,120,999	$—	$700,319,091
Liabilities:
Written Options	$1,198,249	$—	$—	$1,198,249
Total	$1,198,249	$—	$—	$1,198,249

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Dynamic Convertible And Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Dynamic Convertible And Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017